Commitments Disclosure	12 Months Ended
Dec. 31, 2013
Notes
Commitments Disclosure

NOTE 5 – COMMITMENTS AND CONTINGENT LIABILITIES

Operating Lease

The Company has assumed a lease agreement from a company controlled by the CEO on October 31, 2012 for the use of operating space owned by a third party, which expires on May 16, 2017.

Aggregate minimum annual lease commitments of the Company under non-cancelable operating leases as of December 31, 2013 are as follows:

                                Year Amount

2014        $              66,619

2015                        68,400

2016                        68,400

2017                        28,500

Thereafter                                0

Total Minimum Lease Payments              $              231,919

Lease expense amounted to $69,984, $14,963 and $0 for the years ended December 31, 2013, 2012 and 2011, respectively.

The preceding data reflects existing leases and does not include replacements upon their expiration.  In the normal course of business, operating leases are generally renewed or replaced by other leases.

Capital Lease

The Company has entered into capital lease agreement for the use of laboratory equipment.

The last payment for this lease will be July 1, 2014.  Total payments during 2014 will be $25,200

Lease expense amounted to $39,163 and $0 for the years ended December 31, 2013 and 2012, respectively.